Deferred Acquisition Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in deferred acquisition costs
Beginning balance	$ 24,521	$ 20,600	$ 18,637
Costs deferred	33,126	32,359	28,993
Amortization	(31,212)	(28,438)	(27,030)
Ending balance	$ 26,435	$ 24,521	$ 20,600